Leases - Leased and Subleased Facilities to Third-Party Operators - Additional Information (Details)							1 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Aug. 28, 2020 USD ($)	Aug. 27, 2020 USD ($)	Feb. 28, 2019	Jan. 28, 2019 USD ($)	Nov. 30, 2018 FACILITY Facility	Feb. 28, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Aug. 26, 2020 USD ($)
Operating Leased Assets [Line Items]
Number of subleased facilities | Facility						5
Variable Interest Entity, Not Primary Beneficiary | Peach | Peach Health Sublessee
Operating Leased Assets [Line Items]
Long-term LOC			$ 500,000					$ 400,000	$ 400,000			$ 400,000		$ 400,000			$ 400,000	$ 1,300,000
Proceeds from line of credit		$ 450	450,000
Non-cash settlement of bed taxes		$ 350	$ 350,000
LOC fixed interest rate			8.00%															16.50%
Debt instrument, frequency of periodic payment		60 equal monthly	60 equal monthly installments
Other Revenues
Operating Leased Assets [Line Items]
Recognized in other revenues								9,000	13,000	$ 215,000	$ 2,000	75,000	$ 9,000	84,000	$ 224,000
Aspire
Operating Leased Assets [Line Items]
Number of subleased facilities | FACILITY						5
Operating lease indemnification liability								$ 8,000,000.0	$ 8,000,000.0			8,000,000.0		8,000,000.0
Symmetry
Operating Leased Assets [Line Items]
Rent payments												100,000		$ 100,000	$ 300,000
Rent arrears payable					$ 800,000
Rent arrears including finance fees					$ 60,000.00
Symmetry | Other Revenues
Operating Leased Assets [Line Items]
Rent payments												100,000
Recognized in other revenues							$ 50,000.00					$ 10,000.00				$ 10,000.00
Vero Health Lease
Operating Leased Assets [Line Items]
Lease start date	Mar. 01, 2019			Mar. 01, 2019